Financial Risk Management - Summary of Impact on Profit and Equity (Before Tax Effect) of a 10 % Strengthening of US Dollar Versus Euro for Non US Dollar Functional Currency Entities (Detail)
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	€ 18
Effect on pretax equity	(43)
10% strengthening US Dollar/Euro [member] | Commercial transaction exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	18
Effect on pretax equity	(43)
Derivatives on commercial transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on pretax equity	(43)
Derivatives on commercial transaction [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	14
Effect on pretax equity	(43)
Trade receivables [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	5
Trade payables [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(1)
Cash in Bank and intercompany loans [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	103
Borrowings [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(144)
Derivatives on financing transaction [member] | 10% strengthening US Dollar/Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	€ 41